Goodwill and Other Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite live intangible assets
Gross	$ 2,794,204	$ 3,066,500	$ 356,500
Additions		2,710,000
Accumulated Amortization	(403,754)	(272,296)	(186,967)
Net	2,662,746	2,794,204	169,533
Goodwill
Gross	3,693,083	835,295	835,295
Additions	129,500	0
Net	$ 3,822,583	3,693,083	835,295
Customer List And Tradename [Member]
Finite live intangible assets
Estimated Useful Life	5 years
Gross	$ 961,204	987,500	24,500
Additions		963,000
Accumulated Amortization	(74,754)	(26,296)	(12,667)
Net	$ 912,746	961,204	11,833
Non-Compete Agreements [Member]
Finite live intangible assets
Estimated Useful Life	5 years
Gross	$ 953,000	1,199,000	332,000
Additions		867,000
Accumulated Amortization	(307,000)	(246,000)	(174,300)
Net	$ 892,000	953,000	157,700
Intellectual Property [Member]
Finite live intangible assets
Estimated Useful Life	10 years
Gross	$ 880,000	880,000
Additions		880,000
Accumulated Amortization	(22,000)
Net	$ 858,000	$ 880,000